Advanced Payments on Acquisition of Aircraft - Summary of Advanced Payments on Acquisition of Aircraft (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Advanced payments on acquisition of aircraft	¥ 12,165	¥ 17,240